Intangible Assets, Net (Tables)	12 Months Ended
Oct. 31, 2024
Intangible Assets, Net [Abstract]
Schedule of Intangible Assets, Net

Intangible assets, net comprised of the following:

	October 31, 2024	October 31, 2023
At cost:
Trademark	253	247
Software	9,834	9,605
	10,087	9,852
Less: Accumulated depreciation	(2,466)	(1,448)
Total, net	7,621	8,404

Schedule of Amortization Expenses

Amortization expenses was $974 and $992 for the years ended October 31, 2024 and 2023, respectively.

	For the years ending October 31,
	2025	2026	2027	2028	2029	thereafter
Amortization expenses	983	983	983	983	983	2,706